Quarterly Report
March 31, 2025
MFS®  Global Research Portfolio
MFS® Variable Insurance Trust II
RES-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace & Defense – 2.0%
Boeing Co. (a)	2,327	$396,870
General Dynamics Corp.	1,587	432,584
Howmet Aerospace, Inc.	4,445	576,650
		$1,406,104
Alcoholic Beverages – 0.9%
China Resources Beer Holdings Co. Ltd.	39,000	$141,832
Diageo PLC	12,013	313,381
Kweichow Moutai Co. Ltd., “A”	900	193,734
		$648,947
Apparel Manufacturers – 2.1%
Compagnie Financiere Richemont S.A.	3,525	$615,555
LVMH Moet Hennessy Louis Vuitton SE	920	574,377
NIKE, Inc., “B”	5,137	326,097
		$1,516,029
Broadcasting – 0.6%
Spotify Technology S.A. (a)	755	$415,273
Brokerage & Asset Managers – 4.9%
B3 S.A. - Brasil Bolsa Balcao	233,200	$496,113
Barclays PLC	160,005	600,834
Charles Schwab Corp.	7,999	626,162
CME Group, Inc.	1,517	402,445
Euronext N.V.	5,949	861,567
London Stock Exchange Group PLC	3,531	523,618
		$3,510,739
Business Services – 2.3%
Accenture PLC, “A”	2,602	$811,928
Fiserv, Inc. (a)	2,534	559,583
TransUnion	3,156	261,917
		$1,633,428
Computer Software – 10.2%
Atlassian Corp. (a)	2,200	$466,862
Cadence Design Systems, Inc. (a)	2,175	553,168
Constellation Software, Inc.	203	642,887
HubSpot, Inc. (a)	526	300,498
Microsoft Corp.	8,640	3,243,369
Okta, Inc. (a)	3,484	366,586
Salesforce, Inc.	3,610	968,780
ServiceNow, Inc. (a)	349	277,853
Tyler Technologies, Inc. (a)	817	474,996
		$7,294,999
Computer Software - Systems – 4.2%
Apple, Inc.	4,715	$1,047,343
Cap Gemini S.A.	2,996	448,008
CDW Corp.	678	108,656
EPAM Systems, Inc. (a)	3,099	523,235
Hitachi Ltd.	38,600	893,632
		$3,020,874

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.7%
CRH PLC	5,096	$448,295
Sherwin-Williams Co.	1,484	518,198
Techtronic Industries Co. Ltd.	22,500	270,987
		$1,237,480
Consumer Products – 1.0%
Colgate-Palmolive Co.	2,797	$262,079
Kao Corp.	4,200	181,256
Kenvue, Inc.	11,220	269,056
		$712,391
Electrical Equipment – 3.1%
Emerson Electric Co.	4,677	$512,786
Johnson Controls International PLC	6,182	495,240
Schneider Electric SE	3,537	818,755
TE Connectivity PLC	2,624	370,824
		$2,197,605
Electronics – 6.8%
ASML Holding N.V.	729	$482,377
Broadcom, Inc.	2,750	460,433
Lam Research Corp.	4,600	334,420
Marvell Technology, Inc.	6,818	419,784
NVIDIA Corp.	15,669	1,698,206
NXP Semiconductors N.V.	996	189,300
Taiwan Semiconductor Manufacturing Co. Ltd.	45,000	1,254,501
		$4,839,021
Energy - Independent – 1.6%
ConocoPhillips	6,715	$705,209
Valero Energy Corp.	2,479	327,402
Woodside Energy Group Ltd.	9,750	141,064
		$1,173,675
Energy - Integrated – 2.0%
Galp Energia SGPS S.A., “B”	20,455	$359,687
Petroleo Brasileiro S.A., ADR	24,400	318,176
TotalEnergies SE	11,667	754,047
		$1,431,910
Food & Beverages – 1.9%
Mondelez International, Inc.	4,706	$319,302
Nestle S.A.	4,920	497,547
PepsiCo, Inc.	3,449	517,143
		$1,333,992
Food & Drug Stores – 0.3%
Jeronimo Martins SGPS S.A.	11,575	$245,879
Gaming & Lodging – 0.7%
Flutter Entertainment PLC (a)	1,230	$272,507
Whitbread PLC	7,625	242,473
		$514,980
Health Maintenance Organizations – 1.0%
Cigna Group	2,140	$704,060

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.9%
AIA Group Ltd.	40,800	$308,416
Aon PLC	2,117	844,874
Chubb Ltd.	1,905	575,291
Sompo Holdings, Inc.	10,400	315,262
		$2,043,843
Interactive Media Services – 4.6%
Alphabet, Inc., “A”	8,525	$1,318,306
Meta Platforms, Inc., “A”	3,452	1,989,595
		$3,307,901
Internet – 0.8%
Gartner, Inc. (a)	1,281	$537,687
Leisure & Toys – 1.2%
Tencent Holdings Ltd.	13,200	$841,269
Machinery & Tools – 3.4%
Eaton Corp. PLC	2,059	$559,698
GEA Group AG	5,516	333,719
Nordson Corp.	1,901	383,470
Regal Rexnord Corp.	2,689	306,143
SMC Corp.	1,100	391,416
Wabtec Corp.	2,678	485,655
		$2,460,101
Major Banks – 5.8%
Banco Bradesco S.A., ADR	155,815	$347,467
Bank of Ireland Group PLC	41,865	495,445
BNP Paribas S.A.	7,359	612,877
Mitsubishi UFJ Financial Group, Inc.	30,100	406,508
NatWest Group PLC	168,788	988,903
PNC Financial Services Group, Inc.	4,631	813,991
Toronto-Dominion Bank	7,883	472,361
		$4,137,552
Medical Equipment – 4.4%
Agilent Technologies, Inc.	3,516	$411,302
Becton, Dickinson and Co.	2,465	564,633
Boston Scientific Corp. (a)	5,384	543,138
Medtronic PLC	6,737	605,387
QIAGEN N.V.	5,404	216,970
STERIS PLC	1,794	406,610
Waters Corp. (a)	1,023	377,047
		$3,125,087
Metals & Mining – 0.3%
Glencore PLC	60,461	$222,414
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	77,400	$230,764
Network & Telecom – 0.4%
Qualcomm, Inc.	1,646	$252,842
Oil Services – 0.3%
TechnipFMC PLC	7,545	$239,101

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 4.6%
HDFC Bank Ltd.	21,995	$468,492
Julius Baer Group Ltd.	9,945	686,940
Moody's Corp.	575	267,772
Visa, Inc., “A”	5,322	1,865,148
		$3,288,352
Pharmaceuticals – 5.2%
AbbVie, Inc.	4,342	$909,736
Daiichi Sankyo Co. Ltd.	9,900	232,313
Johnson & Johnson	5,404	896,199
Pfizer, Inc.	13,686	346,803
Roche Holding AG	2,360	775,974
Vertex Pharmaceuticals, Inc. (a)	1,067	517,303
		$3,678,328
Printing & Publishing – 0.4%
Wolters Kluwer N.V.	1,895	$294,143
Railroad & Shipping – 0.6%
Union Pacific Corp.	1,910	$451,218
Real Estate – 0.2%
LEG Immobilien SE	2,433	$172,212
Restaurants – 1.1%
Aramark	12,446	$429,636
U.S. Foods Holding Corp. (a)	5,659	370,438
		$800,074
Specialty Chemicals – 3.8%
Air Products & Chemicals, Inc.	1,700	$501,364
Akzo Nobel N.V.	2,498	154,005
Corteva, Inc.	5,909	371,854
Croda International PLC	6,170	233,823
DuPont de Nemours, Inc.	5,245	391,697
Linde PLC	1,769	823,717
Sika AG	936	226,723
		$2,703,183
Specialty Stores – 5.1%
Alimentation Couche-Tard, Inc.	6,273	$309,367
Amazon.com, Inc. (a)	12,282	2,336,773
Home Depot, Inc.	1,723	631,462
Walmart de Mexico S.A.B. de C.V.	133,623	368,003
		$3,645,605
Telecom - Infrastructure – 0.8%
Cellnex Telecom S.A.	8,029	$285,022
SBA Communications Corp., REIT	1,321	290,633
		$575,655
Telecom Services – 1.0%
Advanced Info Service Public Co. Ltd.	30,300	$242,936
KDDI Corp.	11,800	186,217
Tele2 AB, “B”	20,730	279,547
		$708,700
Tobacco – 0.6%
Philip Morris International, Inc.	2,643	$419,523

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.5%
J.B. Hunt Transport Services, Inc.	2,186	$323,419
Utilities - Electric Power – 2.8%
Duke Energy Corp.	5,289	$645,099
Iberdrola S.A.	46,405	750,202
PG&E Corp.	34,420	591,336
		$1,986,637
Total Common Stocks		$70,282,996
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	352	$0

Mutual Funds (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 4.35% (v)	632,635	$632,698

Other Assets, Less Liabilities – 0.7%		473,049
Net Assets – 100.0%		$71,388,743
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $632,698 and $70,282,996, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$46,145,726	$—	$—	$46,145,726
France	—	4,069,631	—	4,069,631
United Kingdom	—	3,125,446	—	3,125,446
Switzerland	—	2,802,739	—	2,802,739
Japan	181,256	2,425,348	—	2,606,604
Canada	1,424,615	0	—	1,424,615
China	424,498	983,101	—	1,407,599
Taiwan	—	1,254,501	—	1,254,501
Brazil	1,161,756	—	—	1,161,756
Other Countries	2,274,106	4,010,273	—	6,284,379
Investment Companies	632,698	—	—	632,698
Total	$52,244,655	$18,671,039	$—	$70,915,694
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$446,020	$4,138,584	$3,951,850	$(20)	$(36)	$632,698
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,514	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2025, are as follows:
United States	66.2%
France	5.7%
United Kingdom	4.4%
Switzerland	3.9%
Japan	3.7%
Canada	2.0%
China	2.0%
Taiwan	1.8%
Brazil	1.6%
Other Countries	8.7%